As filed with the U.S. Securities and Exchange Commission on February 8, 2013

Securities Act File No. 2-62329

Investment Company Act File No. 811-02857

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 53	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 49

(Check appropriate box or boxes)

BlackRock Bond Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Bond Fund, Inc.

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, Par Value, $.10 per share.

Master Bond LLC and BlackRock Cayman Master Total Return Portfolio I, Ltd have also executed this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 8th day of February, 2013.

BLACKROCK BOND FUND, INC.
(REGISTRANT)

on behalf of BlackRock Total Return Fund

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	President and Chief Executive Officer	February 8, 2013
(John M. Perlowski)	(Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer	February 8, 2013
(Neal J. Andrews)	(Principal Financial and Accounting Officer)

JAMES H. BODURTHA*	Director
(James H. Bodurtha)

BRUCE R. BOND*	Director
(Bruce R. Bond)

DONALD W. BURTON*	Director
(Donald W. Burton)

STUART E. EIZENSTAT*	Director
(Stuart E. Eizenstat)

KENNETH A. FROOT*	Director
(Kenneth A. Froot)

ROBERT M. HERNANDEZ*	Director
(Robert M. Hernandez)

JOHN F. O’BRIEN*	Director
(John F. O’Brien)

ROBERTA COOPER RAMO*	Director
(Roberta Cooper Ramo)

DAVID H. WALSH*	Director
(David H. Walsh)

FRED G. WEISS*	Director
(Fred G. Weiss)

PAUL L. AUDET*	Director
(Paul L. Audet)

LAURENCE D. FINK*	Director
(Laurence D. Fink)

HENRY GABBAY*	Director
(Henry Gabbay)

*By:	/s/ BENJAMIN ARCHIBALD	February 8, 2013
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, Master Bond LLC has duly caused this Registration Statement of BlackRock Bond Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 8th day of February, 2013.

MASTER BOND LLC
(REGISTRANT)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement of BlackRock Bond Fund, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	President and Chief Executive Officer	February 8, 2013
(John M. Perlowski)	(Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer	February 8, 2013
(Neal J. Andrews)	(Principal Financial and Accounting Officer)

JAMES H.BODURTHA*	Director
(James H. Bodurtha)

BRUCE R. BOND*	Director
(Bruce R. Bond)

DONALD W. BURTON*	Director
(Donald W. Burton)

STUART E. EIZENSTAT*	Director
(Stuart E. Eizenstat)

KENNETH A. FROOT*	Director
(Kenneth A. Froot)

ROBERT M. HERNANDEZ*	Director
(Robert M. Hernandez)

JOHN F. O’BRIEN*	Director
(John F. O’Brien)

ROBERTA COOPER RAMO*	Director
(Roberta Cooper Ramo)

DAVID H. WALSH*	Director
(David H. Walsh)

FRED G. WEISS*	Director
(Fred G. Weiss)

PAUL L. AUDET*	Director
(Paul L. Audet)

LAURENCE D. FINK*	Director
(Laurence D. Fink)

HENRY GABBAY*	Director
(Henry Gabbay)

*By:	/s/ BENJAMIN ARCHIBALD	February 8, 2013
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

BlackRock Cayman Master Total Return Portfolio I, Ltd. has duly caused this Registration Statement of BlackRock Bond Fund, Inc., with respect only to information that specifically relates to BlackRock Cayman Master Total Return Portfolio I, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 8th day of February, 2013.

BLACKROCK CAYMAN MASTER TOTAL RETURN PORTFOLIO I, LTD.

By:	/s/ PAUL L. AUDET
Paul L. Audet
Director

This Post-Effective Amendment to the Registration Statement of BlackRock Bond Fund, Inc., with respect only to information that specifically relates to BlackRock Cayman Master Total Return Portfolio I, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/S/ PAUL L. AUDET	Director, BlackRock Cayman Master Total Return Portfolio I, Ltd.	February 8, 2013
Paul L. Audet

/S/ HENRY GABBAY	Director, BlackRock Cayman Master Total Return Portfolio I, Ltd.	February 8, 2013
Henry Gabbay

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase